Share Capital - Equity Warrants Narrative (Details) - CAD ($)	Jun. 01, 2017	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Warrants exercisable into common shares (shares)		1,730,894
Shares Public Offering, Equity Warrants
Disclosure of classes of share capital [line items]
Issued (shares)	16,445,000
Gross proceeds from common shares	$ 11,511,500
Common shares per unit (shares)	1
Common share purchase warrant per unit (shares)	1
Warrants exercisable into common shares (shares)	9.5
Number of common shares issuable per warrant (shares)	1
Purchase price (cad per share)	$ 9.025